Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2013
Registrant Name	FIDELITY MASSACHUSETTS MUNICIPAL TRUST
Central Index Key	0000357057
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Apr. 01, 2013
Prospectus Date	Apr. 01, 2013